SEMIANNUAL REPORT
-------------------------
December 31, 1996

INVESCO
FREE
INCOME
FUNDS,
INC.

Tax-Free Long-Term Bond Fund
Tax-Free Intermediate Bond Fund

Two Smart Choices
For Seeking Tax-Exempt Income
INVESCO FUNDS

Graph:       Gross Domestic Product
             Quarterly Growth Rate (Annualized)

      This bar graph illustrates the annualized quarterly growth rate for the Gross Domestic Product, for the period from the first quarter of 1992 through the first quarter of 1996.

Economic Overview                                                  January 1997
    Overheating -- or headed into a recession? That's the question analysts have posed for months about the U.S. economy. During the third quarter of 1996, growth moderated to a "normal/dull" level of 2.2%. Representing a slowdown from the second quarter's relatively torrid pace of 4.7%, the current level of economic expansion should be moderate enough to stave off inflation fears. The rate of increase in wages, benefits, and prices for consumer and industrial goods has not accelerated over the past 12 months; the Consumer Price Index will likely end 1996 up at an annualized rate of about 3.0% -- in line with the historical average.
    The moderate inflation level represents a positive factor for the economy. At the same time, though, the longevity of the current expansion -- over six years -- remains a cause for concern; the post-World War II average is only four and a half years. Negative growth hasn't been experienced since the first quarter of 1993. If the growth rate again approaches 5%, many economists expect the Federal Reserve Board to launch a preemptive strike against inflation, with the concomitant danger of cutting the expansion short.
    Last summer, concern about the Fed and the national elections caused a pullback in equity markets. Since then, with the political status quo generally maintained vis-a-vis the president and Congress, and the economy slowing on its own, the S&P 500 resumed its upward hike.
    In comparison, investors in fixed-income securities experienced a bumpier ride in 1996. The second half of the year was smoother, as inflation fears waned and interest rates stabilized.
    1997 is a post-presidential election year, when the stock market typically drops, and volatility may well continue. Currently, valuations for many individual stocks appear high. Moderate action from the Fed over the winter -- an increase of 0.25% in short-term interest rates, for example -- might be interpreted by investors in a positive light, with a subsequent calming influence on price swings. Conversely, heavy-handed measures could be viewed as likely to trigger a recession, with negative consequences for corporate earnings estimates -- and stock prices; securities markets around the globe immediately dropped following Fed Chairman Alan Greenspan's December remark that current stock prices may reflect "irrational exuberance."

Strategic Overview Of Municipal Investments
    1996 proved to be a difficult year for the municipal market and, regrettably, your funds. Over the last 12 months, interest rates rose in reaction to fears that the economy might be overheating or heading into a recession. These changing expectations about interest rates have caused the municipal market to experience a consolidation in its trading range (a
tightening  in  the interest  rate  spread),   thus  changing  the  risk/reward
relationship for municipal bond investors.
    Not surprisingly, under these market conditions, the Lehman Brothers Municipal Bond Index and Intermediate Municipal Bond Index posted total returns for 1996 of 4.43% and 4.54%, respectively.(2) Professional municipal bond
managers  also  experienced   difficulty  in  this  market  as  most  funds
underperformed their competitive index. Consequently, the General Municipal Debt Fund average return for 1996 was 3.30%; and the Intermediate Municipal Debt Fund average return for 1996 was 3.70%, as reported by independent mutual fund analyst Lipper Analytical Services, Inc. Consolidation within municipal bonds' trading range, coupled with changing expectations in interest rates and an unprecedented sixth year of expansion for the economy, forced many managers to play market momentum and short-term trends in order to enhance performance in 1996. However, we instead took a cautious approach in this unstable environment. As a result, in the last 12 months, we shortened the duration of the funds. This
cautious   approach  in  managing   interest  rate  risk caused your funds  to
underperform their competitive universe in the last six months and past year. However, we feel our defensive approach was justified in 1996, as the rewards for taking on additional risks were minimal.
     For 1997, we will continue to focus on liquidity, credit quality, and managing interest rate risk. We are waiting for the municipal market to break out of its tight trading range and develop some clear and meaningful trends. However, until then, we will maintain a cautious approach in this uncertain environment.

Fund Management

INVESCO  Tax-Free Income Funds have been managed by INVESCO Vice President James
S. Grabovac since 1995. An industry veteran with 14 years of investment experience, he earned an MBA from the University of Michigan and a BA from Lawrence University. He is a Chartered Financial Analyst. Previously, Jim was a portfolio manager for Stein, Roe & Farnham Inc.


Graph:       Geographical Diversification
             by value as of 12/31/96

      This map of the United States is divided by region to show the geographical diversification of the issuers of securities in the Tax-Free Long-Term Bond Fund portfolio. West - 28% Midwest - 33% Northeast - 25% South Central - 10% Southeast - 4% Net Cash and Short Term.
      Composition of holdings is subject to change.

INVESCO Tax-Free Income Funds, Inc.

The line graphs on the following pages illustrate the value of a $10,000 investment, plus reinvested dividends and capital gain distributions, in Tax-Free Long-Term Bond Fund for the 10-year period ended 12/31/96, and in Tax-Free Intermediate Bond Fund for the period from inception through 12/31/96.

                         Tax-Free Long-Term Bond Fund
                        Average Annualized Total Return
                               as of 12/31/96(1)

                    1 year                              2.36%
                    -----------------------------------------
                    5 years                             6.40%
                    -----------------------------------------
                    10 years                            7.33%
                    -----------------------------------------

    At the end of these respective periods, the Tax-Free Long-Term Bond Fund account would have had a value of $20,280 and Tax-Free Intermediate Bond Fund, $12,470. The chart and other total return figures cited reflect the funds' operating expenses, but the indexes do not have expenses, which would, of course, have lowered their performance. (Of course, past performance is not a guarantee of future results.)(1),(2)

Graph: Tax-Free Long-Term Bond Fund 10-Year Total Return vs. Lehman Municipal Bond Index

      This line graph illustrates the value of a $10,000 investment in INVESCO Tax-Free Long-Term Bond Fund, plus reinvested dividends and capital gain distributions, for the 10-year period ended 12/31/96.

    For the six-month period ended 12/31/96, Tax-Free Long-Term Bond fund achieved a total return of 3.78%. During the same period, the Lehman Municipal Bond Index had a total return of 4.90%.(1),(2)


                        Tax-Free Intermediate Bond Fund
                       Average Annualized Total Return
                              as of 12/31/96(1)

                    1 year                              2.90%
                    -----------------------------------------
                    Since inception (12/93)             3.88%
                    -----------------------------------------

      For the six-month period ended 12/31/96,  Tax-Free Intermediate Bond fund
achieved  a  total  return  of  3.55%.   During  the same  period,  the  Lehman
Intermediate Municipal Bond Index had a total return of 4.90%.(1),(2)

Graph: Tax-Free Intermediate Bond Fund Total Return vs. Lehman Municipal Bond Index

      This line graph illustrates the value of a $10,000 investment in INVESCO Tax-Free Intermediate Bond Fund, plus reinvested dividends and capital gain distributions, for the period 12/31/93 (inception) through 12/31/96. *Commencement of investment operations at 12/1/93.

Graph:       Geographical Diversification
             by value as of 12/31/96

      This map of the United States is divided by region to show the geographical diversification of the issuers of securities in the Tax-Free Intermediate Bond Fund portfolio. West - 36% Midwest - 16% Northeast - 20% South Central - 13% Southeast - 9% Puerto Rico - 6%.
      Composition of holdings is subject to change.

(1)Total return assumes reinvestment of dividends and capital gain distributions for the periods indicated. Past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that, when redeemed, an investor's shares may be worth more or less than when purchased.

(2)The Lehman Government/Corporate Bond Index is an unmanaged index reflecting the performance of the broad fixed-income market. The Lehman Municipal Bond Index and Intermediate Municipal Bond Index are unmanaged indexes indicative of the broad tax-exempt bond market.

INVESCO Tax-Free Income Funds, Inc.
Statement of Investment Securities

December 31, 1996
UNAUDITED
-------------------------------------------------------------------------------
                                                     Principal
Description                                             Amount          Value
-------------------------------------------------------------------------------
TAX-FREE INTERMEDIATE BOND Fund
MUNICIPAL BONDS 84.01%
ALASKA 6.96%
   Alaska Indl Dev & Export Auth,
   Ref Revolving Fund, Series 1994A,
   Lots 1-29, 5.700%, 4/1/2004                 $      200,000     $     206,750
Municipality of Anchorage, Alaska,
   Gen Oblig Ref, Gen Purpose,
   1993 Series B, 4.900%, 8/1/2003                     25,000            25,313
Municipality of Anchorage, Alaska,
   Port Rev Ref, 1995, 6.000%, 2/1/2004               150,000           159,562
                                                                  -------------
                                                                        391,625
                                                                  -------------
ARIZONA 1.84%
Pinal Cnty, Arizona (Mammoth-San
   Manuel Unified School Dist #8),
   Ref, Series 1994, 6.000%, 7/1/2001                 100,000           103,625
                                                                  -------------
CALIFORNIA 2.98%
California, Various Purpose Gen
   Oblig, 6.300%, 9/1/2008                            150,000           167,625
                                                                  -------------
COLORADO 6.44%
Arapahoe Cnty Public Hwy Auth,
   Colorado (E-470 Proj), Cap Impt
   Trust Fund, Hwy Rev, Veh Regn Fee,
   5.300%, 8/31/2006                                  200,000           205,250
Montrose Cnty Bldg Auth, Colorado,
   Ctfs of Participation,
   6.350%, 6/15/2006                                  150,000           157,312
                                                                  -------------
                                                                        362,562
                                                                  -------------
DISTRICT OF COLUMBIA 0.43%
District of Columbia, Gen Oblig Ref,
   Series 1994A, 5.200%, 6/1/2003                     25,000             24,313
                                                                  -------------
FLORIDA 5.18%
Dade County, Florida, Solid
   Waste System Rev Ref, Series 1996,
   6.000%, 10/1/2006                                  200,000           214,250

Miami Beach Redev Agency, Florida
   (City Ctr/Historic Convention
   Village), Tax Increment Rev,
   Series 1993, 5.100%, 12/1/2003                      80,000           77,500
                                                                  ------------
                                                                       291,750
                                                                  ------------
GEORGIA 0.53%
Muni Elec Auth of Georgia, Pwr Rev,
   Series CC, 4.500%, 1/1/2002                         30,000           29,588
                                                                  ------------
ILLINOIS 3.68%
Illinois, Gen Oblig, Series 1995,
   5.125%, 12/1/2005                                  125,000          127,187
Illinois Hsg Dev Auth, Hsg Dev Rev,
   1993 Series A, 5.000%, 1/1/2001                     20,000           19,800
Illinois Toll Hwy Auth, Toll Hwy
   Ref Rev, 1993 Series A,
   4.700%, 1/1/2001                                    60,000           60,075
                                                                  -------------
                                                                       207,062
                                                                  -------------
LOUISIANA 3.72%
Louisiana Pub Facils Auth, Student
   Ln Rev, Series 1992A-1,
   6.200%, 3/1/2001                                   200,000          209,250
                                                                  ------------
MASSACHUSETTS 0.38%
Massachusetts Muni Wholesale Elec,
   Pwr Supply System Rev, 1992
   Series B, 6.375%, 7/1/2001                         20,000            21,175
                                                                  ------------
NEVADA 2.57%
Nevada Hsg Div (Single Family Prog),
   Rev, 1994 Issue B-1,
   5.900%, 4/1/2003                                   140,000          144,725
                                                                  ------------
NEW HAMPSHIRE 4.01%
New Hampshire Hsg Fin Auth, Single
   Family Residential Mtg, 1994
   Series D, 5.850%, 1/1/2001                         220,000          225,500
                                                                  ------------
NEW YORK 7.98%
New York, New York (AMBAC Proj),
   Gen Oblig, 1996 Series B,
   7.250%, 8/15/200                                   200,000         232,500
New York Muni Assistance, New York,
   Rev, 1991 Gen Resolution Series E,
   6.000%, 7/1/2003                                   200,000         216,500
                                                                  -----------
                                                                      449,000
                                                                  -----------
OHIO 0.88%
Ohio Bldg Auth, State Correctional
   Facils Rev Ref, 1994 Series A,
   4.600%, 10/1/2003                                   50,000          49,563
                                                                  -----------

OREGON 0.44%
Oregon Hsg & Cmnty Svcs Dept (Single
   Family Mtg Prog), Mtg Rev, 1993
   Series A, 4.500%, 7/1/2001                          25,000         24,688
                                                                  ----------
PENNSYLVANIA 7.77%
Philadelphia, Pennsylvania, Gas
   Works Rev, Fifteenth Series-Sub
   Series 3, 5.000%, 8/1/2003                          65,000         63,700
Philadelphia, Pennsylvania, Wtr &
   Wastewtr Rev, Series 1995,
   6.750%, 8/1/2005                                   150,000        170,437
Philadelphia Hosps & Higher Ed Facils
   Auth, Pennsylvania (Northwestern Corp),
   Rev, 1994 Series, 6.500%, 6/1/2004                 200,000        203,250
                                                                  ----------
                                                                     437,387
                                                                  ----------
PUERTO RICO 5.97%
Commonwealth of Puerto Rico, Gen Oblig,
   Pub Impt Ref, Series 1995,
   6.500%, 7/1/2003                                   150,000         166,687
Puerto Rico Elec Pwr Auth, Pwr Rev
   Ref, Series W, 6.500%, 7/1/2006                    150,000         169,125
                                                                  -----------
                                                                      335,812
                                                                  -----------
SOUTH DAKOTA 5.65%
Sioux Falls, South Dakota, Sales Tax
   Rev, Series 1991B,
   6.300%, 11/15/2001                                  60,000          64,275
South Dakota, Student Ln Fin Rev,
   Series 1994-A, 5.850%, 8/1/2000                    250,000         253,750
                                                                  -----------
                                                                      318,025
                                                                  -----------
TENNESSEE 0.36%
Knoxville, Tennessee, Wtr Rev Ref &
   Impt, Series M-1993,
   4.500%, 3/1/1999                                    20,000          20,125
                                                                  -----------
TEXAS 0.45%
Trinity River Indl Dev Auth, Texas
   (Intl Paper Proj), Rev Ref, 1993
   Series, 4.900%, 12/1/2002                           25,000          25,063
                                                                  -----------
VIRGINIA 2.67%
Rivanna Wtr & Swr Auth, Virginia,
   Regl Wtr & Swr System Ref Rev,
   Series of 1993, 4.500%, 10/1/2000                   50,000          50,375
Southeastern Pub Svc Auth, Virginia,
   Regl Solid Waste System, Sr Rev Ref,
   Series 1993A, 5.150%, 7/1/2009                     100,000         100,000
                                                                  -----------
                                                                      150,375
                                                                  -----------

WASHINGTON 11.22%
Clark Cnty, Washington (Pub Util Dist #1),
   Generating System Rev, Series 1995,
   6.000%, 1/1/2006                                   200,000         213,500
Tacoma, Washington, Swr Rev, 1995
   Series B, 5.500%, 12/1/2011                        200,000         199,500
Washington Pub Pwr Supply System,
   Ref Elec Rev,
   Nuclear Proj #1, Series 1993-1A,
   5.100%, 7/1/2000                                    20,000          20,200
  Nuclear Proj #3, Series 1993-3A,
   4.900%, 7/1/2004                                   135,000         132,806
Wenatchee, Washington, Wtr & Swr Rev
   Ref, 1994, 4.600%, 12/1/2002                        65,000          65,325
                                                                  -----------
                                                                      631,331
                                                                  -----------
WISCONSIN 1.90%
Wisconsin, Gen Oblig, 1992 Series A,
   6.1000%, 5/1/2004                                  100,000         107,000
                                                                  -----------
TOTAL MUNICIPAL BONDS
  (Cost $4,650,754)                                                 4,727,169
                                                                  -----------
SHORT-TERM INVESTMENTS -
   MUNICIPAL NOTES 15.99%
CALIFORNIA 3.55%
Los Angeles Regl Airports Impt,
   California (American Airlines/
   Los Angeles Intl Airport Proj), FR,
   Corp Lease Rev, Series B,
   4.950%, 12/1/2024~                                 200,000        200,000
                                                                  ----------
MICHIGAN 3.55%
Delta Cnty Econ Dev, Michigan
   (Mead-Escanaba Paper Proj),
   Env Impt Rev Ref, VR, Series 1992,
   5.000%, 12/1/2023~                                 200,000        200,000
                                                                  ----------
TENNESSEE 1.78%
Nashville Metro Airport Auth,
   Tennessee, (American Airlines Proj),
   AR, Special Facil Rev, Ref,
   Series 1995A, 4.950%, 10/1/2012~                   100,000        100,000
                                                                  ----------

TEXAS 7.11%
Grapevine Indl Dev, Texas (American
   Airlines Proj), VR, Multiple Mode
   Rev, Series B-2, 4.950%, 12/1/2024~                200,000        200,000
North Central Texas Hlth Facil Dev,
   (Presbyterian Med Ctr), DATES,
   Rev, Series 1985 C,
   4.950%, 12/1/2015~                                 200,000        200,000
                                                                  ----------
                                                                     400,000
                                                                  ----------

TOTAL MUNICIPAL SHORT-TERM NOTES
   (Cost $900,000)                                                   900,000
                                                                  ----------
TOTAL INVESTMENT SECURITIES
   AT VALUE 100.00%
   (Cost $5,550,754#)                                              5,627,169
                                                                  ==========


TAX-FREE LONG-TERM BOND Fund
MUNICIPAL BONDS 77.66%
 ALASKA 0.24%
 Alaska Hsg Fin
 (Veterans Mtg Prog),
   Collateralized Gen Oblig, 1990
   First Series, 7.500%, 12/1/2030             $       570,000    $  592,800
                                                                  ----------
ARIZONA 0.43%
Arizona Edl Ln Mktng, 1992 Edl Ln Rev,
   Series B, 7.000%, 3/1/2005                       1,000,000      1,053,750
                                                                  ----------
CALIFORNIA 9.24%
Big Bear Lake Dept of Wtr & Pwr,
   California, Wtr Rev Ref, Series
   1996, 6.000%, 4/1/2022                           2,000,000      2,145,000
California, Various Purpose Gen
   Oblig, 5.250%, 10/1/2018                         8,000,000      7,680,000
California Wtr Resources Dept
   (Cent Valley Proj), Wtr System
   Rev, Series O, 4.750%,
   12/1/2019                                        5,000,000      4,375,000
   12/1/2025                                        5,000,000      4,368,750
Southern California Metro Wtr Dist,
   Wtr Rev, 1996 Series C, 5.000%,
   7/1/2027                                         4,600,000      4,220,500
                                                                  ----------
                                                                  22,789,250
                                                                  ----------
COLORADO 2.30%
Denver City & Cnty Aviation Dept,
   Colorado, Airport System Rev,
   Series 1996A, 5.500%, 11/15/2025                 4,400,000      4,284,500

Fountain Valley Auth, Colorado,
   Wtr Treatment Ref Rev, Series 1991,
   6.800%, 12/1/2019                           $    1,140,000      1,238,325
Montrose Cnty Bldg Auth, Colorado,
   Ctfs of Participation, 6.350%,
   6/15/2006                                          150,000        157,312
                                                                  ----------
                                                                   5,680,137
                                                                  ----------
FLORIDA 1.10%
Greater Orlando Aviation Auth,
   Florida, Airport Facils Rev,
   Series 1988, 8.375%, 10/1/2016                     490,000        532,262
Orange Cnty Hlth Facils Auth, Florida
   (Orlando Regl Hlthcare System),
   Hosp Rev, Series 1996A,
   6.250%, 10/1/2018                                2,000,000      2,187,500
                                                                  ----------
                                                                   2,719,762
                                                                  ----------
GEORGIA 2.17%
Atlanta, Georgia, Airport Facils Rev,
   Series 1990, 7.250%, 1/1/2017                    2,000,000      2,167,500
Atlanta, Georgia (Delta Air Lines
   Proj), Special Purpose Facils Rev,
   Series 1989B, 7.400%, 12/1/1999                  3,000,000      3,172,500
                                                                  ----------
                                                                   5,340,000
                                                                  ----------
ILLINOIS 12.68%
Chicago, Illinois, Gen Oblig, Proj
   & Ref, Series B, 5.125%, 1/1/2022                2,465,000      2,295,531
Chicago, Illinois, Wastewtr
   Transmission Rev, Series 1995,
   5.125%, 1/1/2025>                              10,000,000      9,212,500
Chicago, Illinois (Peoples Gas
   Light & Coke), 1st & Ref Mtg,
   Series CC, Medium Term Notes,
   6.875%, 3/1/2015                                 2,875,000      3,130,156
Cook & DuPage Cntys, Illinois
   (Lemont-Bromberek Combined School
   Dist #113A), School Bldg,
   Series 1995B, Cap Appreciation,
   12/1/2015                                        5,060,000      1,695,100
Illinois, Gen Oblig, Series 1995,
   5.250%, 12/1/2020                                1,500,000      1,410,000
Illinois Dev Fin Auth (Catholic
   Charities), Hsg Dev Rev,
   6.350%, 1/1/2025>                                1,500,000      1,485,000
Illinois Hlth Facils Auth
   (Northwestern Mem Hosp), Rev,
   Series 1991, 6.750%, 8/15/2011                   5,000,000      5,350,000
Metro Pier & Exposition Auth, Illinois
   (McCormick Pl Expansion Proj),

   Rev Ref, Series 1994A, Cap
   Appreciation,
   12/15/2012                                  $    5,000,000      2,031,250
   6/15/2020                                        6,000,000      1,545,000
   6/15/2025                                        1,200,000        231,000
   6/15/2026                                        1,500,000        268,125
   6/15/2027                                        1,000,000        168,750
Univ of Illinois Brd of Trustees,
   Illinois, Auxiliary Facils
   System Rev, Series 1991,
   Cap Appreciation, 4/1/2012                       5,795,000      2,441,144
                                                                  ----------
                                                                  31,263,556
                                                                  ----------
INDIANA 9.73%
Dekalb Cnty Redev Auth, Indiana
   (Mini-Mill Loc Pub Impt Proj),
   Rev, Series A 1995,
   6.500%, 1/15/2014                                  900,000        946,125
Indiana Bond Bank (State Revolving
   Fund Prog), State Match Rev,
   Series 1993A, 6.000%, 2/1/2015                   4,500,000      4,623,750
Indiana Transn Fin Auth, Airport
   Facils Lease Rev, Series A,
   6.750%, 11/1/2011                                1,500,000      1,593,750
Indiana Transn Fin Auth, Hwy Rev,
   Series 1993A, Cap Appreciation,
   12/1/2017                                        3,000,000        892,500
Indianapolis Airport Auth, Indiana,
   Rev, Series 1988, 8.400%, 7/1/2008               2,000,000      2,140,000
Indianapolis Local Pub Impt Bond Bank,
   Indiana, Impt Rev, Series 1991C,
   6.700%, 1/1/2017                                 3,750,000      4,157,812
Petersburg, Indiana (Indianapolis Pwr
   & Light Proj), PCR Ref, Series 1993B,
   5.400%, 8/1/2017>                                9,850,000      9,640,688
                                                                  ----------
                                                                  23,994,625
                                                                  ----------
MASSACHUSETTS 7.72%
Boston Wtr & Swr Commn, Massachusetts,
   Gen Rev, 1993 Series A,
   5.250%, 11/1/2019>                               5,385,000      5,176,331
Commonwealth of Massachusetts, Gen
   Oblig, Consolidated Ln of 1992,
   Series D, 8.000%, 5/1/2006>                      5,000,000      6,137,500
Massachusetts Bay Transn Auth,
   Gen Transn System Rev,
   1995 Series A, 5.600%, 3/1/2008                  3,000,000      3,135,000
   1995 Series B, 5.250%, 3/1/2026                  3,000,000      2,835,000

Massachusetts Wtr Resources Auth,
   Gen Rev, 1995 Series B,
   4.750%, 12/1/2021                           $    2,000,000      1,760,000
                                                                  ----------
                                                                  19,043,831
                                                                  ----------
MICHIGAN 4.05%
Battle Creek Tax Increment Fin Auth,
   Michigan, Dev, Rev, 1994,
   7.300%, 5/1/2010                                 1,195,000      1,333,919
Michigan Underground Storage Tank
   Finl Assurn Auth, 1996 Rev Ref,
   Series I,
   6.000%, 5/1/2005                                 4,500,000      4,860,000
   6.000%, 5/1/2006                                 3,500,000      3,793,125
                                                                  ----------
                                                                   9,987,044
                                                                  ----------
MISSISSIPPI 0.34%
Claiborne Cnty, Mississippi (System
   Energy Resources Proj), A/FR, PCR,
   Series A, 9.500%, 12/1/2013                        750,000        825,937
                                                                  ----------
NEW HAMPSHIRE 0.41%
New Hampshire Hsg Fin Auth, Single
   Family Residential Mtg, 1994
   Series D, 6.850%, 7/1/2006                         950,000      1,001,062
                                                                  ----------
NEW MEXICO 1.90%
Bernalillo Cnty, New Mexico, Gross
   Rcpts Tax Rev, Series A,
   5.750%, 4/1/2026                                 4,735,000      4,687,650
                                                                  ----------
NEW YORK 9.68%
New York, New York, Gen Oblig, 1997
   Series G, 6.000%, 10/15/2026                    10,000,000      9,712,500
New York Dorm Auth (State Univ Dorm
   Facils Issue), Lease Rev, Series
   1995A, 6.000%, 7/1/2010                          1,550,000      1,652,688
Port Auth of New York & New Jersey,
   Consolidated Gen Oblig, Rev,
   Ninety-Third Series,
   6.125%, 6/1/2094>                                5,250,000      5,551,875
  One Hundred Fourth Series,
   4.750%,1/15/2026                                 2,500,000      2,193,750
Triborough Bridge & Tunnel Auth,
   New York, Gen Purpose Rev,
   Series 1993B, 5.000%, 1/1/2020                   1,935,000      1,811,644
   Series Y, 5.500%, 1/1/2017                       2,900,000      2,932,625
                                                                  ----------
                                                                  23,855,082
                                                                  ----------

NORTH DAKOTA 2.00%
Fargo, North Dakota (Meritcare
   Obligated Group), Hlth System Rev,
   Series 1996A, 5.375%, 6/1/2027                   5,185,000      4,925,750
                                                                  ----------
PENNSYLVANIA 1.99%
Philadelphia, Pennsylvania, Wtr &
   Wastewtr Rev, Series 1995,
   6.250%, 8/1/2012                                 2,050,000      2,234,500
Philadelphia Hosps & Higher Ed
   Facils Auth, Pennsylvania
   (Northwestern Corp), Rev, 1994 Series,
   7.000%, 6/1/2012                                 1,530,000      1,568,250
   6.500%, 6/1/2004                                 1,080,000      1,097,550
                                                                  ----------
                                                                   4,900,300
                                                                  ----------
RHODE ISLAND 1.49%
Rhode Island Depositors Econ
   Protection, Special Oblig Ref,
   1992 Series A, 6.950%, 8/1/2022                  1,500,000      1,695,000
   1993 Series A, 5.750%, 8/1/2012                  2,000,000      1,970,000
                                                                  ----------
                                                                   3,665,000
                                                                  ----------
SOUTH CAROLINA 1.31%
South Carolina School Fing (School
   District #2 of Sumter Cnty Proj),
   Ctfs of Participation,
   Series 1990A, 8.125%, 4/1/2010                   3,000,000      3,221,250
                                                                  ----------
TEXAS 3.07%
Austin, Texas, Combined Util Systems,
   Rev Ref, Series 1992, Cap Appreciation,
   11/15/2009                                       5,020,000      2,484,900
   11/15/2011                                       1,400,000        609,000
Austin, Texas, Wtr, Swr & Elec Ref
   Rev, Series 1982, 14.000%,
   11/15/2001                                         500,000        631,851
Harris Cnty, Texas (Galena Park
   Indpt School Dist), Unlimited Tax
   School Bldg & Ref, Series 1996,
   Cap Appreciation, 8/15/2023                      3,220,000        696,325
Texas Muni Pwr Agency, Ref Rev,
   Series 1989, Cap Appreciation,
   9/1/2010                                         6,650,000      3,142,125
                                                                  ----------
                                                                   7,564,201
                                                                  ----------

UTAH 0.76%
Utah Hsg Fin Agency (Federally
   Insured or Gtd Mtg Lns), Single
   Family Mtg, 1994 Issue D-1
   Term Mezzanine, 6.450%, 7/1/2011            $    1,805,000      1,877,200
                                                                  ----------
VERMONT 0.42%
Vermont Hsg Fin Agency, Single Family
   Hsg Rev, Series 5, 6.875%, 11/1/2016             1,000,000      1,047,500
                                                                  ----------
VIRGINIA 1.47%
Fredericksburg Indl Dev Auth,
   Virginia (MediCorp Hlth System
   Obligated Group), Hosp Facils
   Rev Ref, Series 1996, 5.250%,
   6/15/2023                                        2,000,000      1,890,000
Upper Occoquan Sewage Auth,
   Virginia, Regl Sewerage System Rev,
   Series 1995A, 4.750%, 7/1/2029                   2,000,000      1,737,500
                                                                  ----------
                                                                   3,627,500
                                                                  ----------
WASHINGTON 2.56%
Grant Cnty Pub Util Dist #2, Washington,
   Hydro-Elec Dev Rev, Second Series 1990,
   (Priest Rapids), 7.700%,1/1/2018                 3,000,000      3,243,750
(Wanapum), 7.700%, 1/1/2018                         1,050,000      1,135,313
Vancouver, Washington, Wtr & Swr Rev,
   Series 1993, 5.500%, 6/1/2013                    1,955,000      1,923,231
                                                                  ----------
                                                                   6,302,294
                                                                  ----------
WISCONSIN 0.60%
Adams Cnty, Wisconsin (Adams-Friendship
   School Dist), Gen Oblig Ref,
   6.500%, 4/1/2015                                 1,340,000      1,490,750
                                                                  ----------
TOTAL MUNICIPAL BONDS
   (Cost $184,461,883)                                           191,456,231
                                                                 -----------
SHORT-TERM INVESTMENTS-
   MUNICIPAL NOTES 22.34%
ALABAMA 0.81%
Huntsville Hlth Care Auth, Alabama,
   VR, Hlth Care Facils Rev,
   Series 1994-B, 4.000%, 6/1/2024~                 2,000,000      2,000,000
                                                                  ----------
CALIFORNIA 2.80%
Los Angeles Regl Airports Impt Auth,
   California, Corp Lease Rev,
   (American Airlines/Los Angeles
   Intl Airport Proj), FR,
   4.950%, 12/1/2024~                               1,000,000      1,000,000

  (LAX Two/Los Angeles Intl Airport
   Proj), VR, 4.950%, 12/1/2025~                    5,900,000      5,900,000
                                                                  ----------
                                                                   6,900,000
                                                                  ----------
COLORADO 3.16%
Colorado Hlth Facils Auth, Hosp Rev,
   (North Colorado Med Cntr), VRD,
   Series 1990, 4.150%, 5/15/2020~                  1,200,000      1,200,000
   (Sisters of Charity Hlth Care
   Systems), VR, Series 1995,
   4.150%, 5/15/2025~                               3,000,000      3,000,000
Colorado Student Oblig Auth, A/FR,
   Student Ln Rev,
   Series 1989A, 4.100%, 3/1/2024~                  2,400,000      2,400,000
   Series 1993C-2, 4.000%, 9/1/2002~                1,200,000      1,200,000
                                                                  ----------
                                                                   7,800,000
                                                                  ----------
GEORGIA 1.34%
Burke Cnty Dev Auth, Georgia
   (Oglethorpe Pwr Vogtle Proj), ATS,
   PCR, Series 1994A, 4.000%, 1/1/2019~             3,300,000      3,300,000
                                                                  ----------
ILLINOIS 0.24%
Illinois Hlth Facils Auth (Cent
   DuPage Hosp Proj), VRD, Rev, Series
   1990, 5.250%, 11/1/2020~                           600,000        600,000
                                                                  ----------
KANSAS 0.81%
Burlington, Kansas (Kansas City Pwr
   & Light Proj), TECP, Customized
   Purchase, PCR Ref, Series A,
   3.600%, 1/7/1997                                 2,000,000      2,000,000
                                                                  ----------
KENTUCKY 0.41%
Ashland, Kentucky (Ashland Oil Proj),
   A/FR, 7&7 PCR Ref, Series 1985,
   4.050%, 4/1/2009~                                1,000,000      1,000,000
                                                                  ----------
LOUISIANA 1.14%
DeSoto Parish, Louisiana (Cent
   Louisiana Elec Proj), ATS, PCR Ref,
   Series 1991B, 4.050%, 7/1/2018~                  1,900,000      1,900,000
East Baton Rouge Parish, Louisiana
   (Georgia-Pacific Proj), A/FR, 7&7
   PCR, Series 1984, 4.150%, 10/1/1999~               500,000        500,000
Louisiana Pub Facils Auth (Kenner Hotel
   Ltd), AR, IDR, 5.000%, 12/1/2015~                  400,000        400,000
                                                                  ----------
                                                                   2,800,000
                                                                  ----------

MASSACHUSETTS 1.46%
Commonwealth of Massachusetts, Gen
   Oblig, UPDATES, Fiscal Recovery Ln,
   Series B, 4.800%, 12/1/1997                      3,600,000      3,600,000
                                                                  ----------
MISSISSIPPI 0.16%
Jackson Cnty, Mississippi (Chevron
   USA Proj), VR, PCR Ref, Series 1992,
   5.000%, 12/1/2016~                                 400,000        400,000
                                                                  ----------
MISSOURI 0.61%
Missouri Hlth & Ed Facils Auth
   (Christian Hlth Svcs Dev-Christian
   Hosp Northeast-Northwest), F/FR,
   Rev, Series 1989A, 4.050%, 11/1/2019~            1,500,000      1,500,000
                                                                  ----------
NEBRASKA 0.80%
Buffalo Cnty Hosp Auth #1, Nebraska
   (Sisters of Charity-Richard H. Young
   Mem Hosp Proj), ATS, Rev,
   Series 1988A, 4.050%, 5/1/2018~^                 1,970,000      1,970,000
                                                                  ----------
NEVADA 0.87%
Clark Cnty, Nevada, AR, Airport
   System Rev Ref, Series 1993A,
   4.000%, 7/1/2012~                                2,150,000      2,150,000
                                                                  ----------
NEW MEXICO 0.61%
Univ of New Mexico Regents, New
   Mexico, ATS, Sub Lien System
   Rev Ref, Series 1996,
   4.000%, 6/1/2006~                                1,500,000      1,500,000
                                                                  ----------
NEW YORK 1.14%
New York Muni Wtr Fin Auth, New York,
   AR, Wtr & Swr Syst Rev,
   1994 Series C, 5.000%, 6/15/2023~                  300,000        300,000
   1994 Series G, 5.000%, 6/15/2024~                2,500,000      2,500,000
                                                                  ----------
                                                                   2,800,000
                                                                  ----------
NORTH CAROLINA 0.16%
North Carolina Med Care Commn (Pooled
   Fing Proj), ACES, Hosp Rev,
   Series 1991B, 5.000%, 10/1/2013~                   400,000        400,000
                                                                  ----------
OREGON 0.20%
Port Portland, Oregon (Reynolds Metals),
   DATES, PCR, Series 1985,
   4.950%, 12/1/2009~                                 500,000        500,000
                                                                  ----------

TENNESSEE 1.41%
Clarksville Pub Bldg Auth, Tennessee
   (Tennessee Muni Bd Fund), AR,
   Pooled Fing Rev, Series 1990,
   4.000%, 7/1/2013~                           $    1,885,000     $1,885,000
Nashville Metro Airport Auth,
   Tennessee (American Airlines Proj),
   AR, Special Facils Rev Ref,
   Series 1995B, 4.950%, 10/1/2012~                 1,000,000      1,000,000
Sullivan Cnty Indl Dev Brd, Tennessee
   (Mead Corp Proj), DATES, PCR Ref,
   Series 1986, 4.950%, 10/1/2016~                    600,000        600,000
                                                                  ----------
                                                                   3,485,000
                                                                  ----------
TEXAS 2.64%
Dallas, Texas, Area Rapid Transit
   Sales Tax Rev, TECP, Series A,
   3.400%, 1/30/1997                                1,000,000      1,000,000
Grapevine Indl Dev, Texas (American
   Airlines Proj), VR, Multiple Mode Rev,
   Series A-4, 4.950%, 12/1/2024~                   1,200,000      1,200,000
   Series B-3, 4.950%, 12/1/2024~                   2,000,000      2,000,000
   Series B-4, 4.950%, 12/1/2024~                     300,000        300,000
Panhandle-Plains Higher Ed Auth, Texas,
   Student Ln Rev, AR, Series 1993A,
   4.100%, 6/1/2023~                                1,000,000      1,000,000
   VR, Series 1995A, 4.100%, 6/1/2025~              1,000,000      1,000,000
                                                                  ----------
                                                                   6,500,000
                                                                  ----------
WASHINGTON 0.90%
Washington Hlth Care Facils Auth
   (Sisters of Providence), VRD, Rev,
   Series 1985B, 5.000%, 10/1/2005~^                1,000,000      1,000,000
   Series 1985E, 5.000%, 10/1/2005~                   500,000        500,000
Washington Hsg Fin Commn (Inglenook
   Court Proj), VR, Multi Family Mtg
   Rev, Series 1995, 5.450%, 7/1/2025~^               725,000        725,000
                                                                  ----------
                                                                   2,225,000
                                                                  ----------
WISCONSIN 0.10%
Wisconsin Hlth Facils Auth (Franciscan
   Hlth Care System Fing), VRD, Series
   1985A-2, 4.100%, 1/1/2016~                         240,000        240,000
                                                                  ----------
WYOMING 0.57%
Lincoln Cnty, Wyoming, (Exxon Proj),
   AR, PCR, Series 1987A,
   5.100%, 7/1/2017~                                  800,000        800,000
Uinta Cnty, Wyoming (Chevron USA Proj),
   VR, PCR Ref, Series 1992,
   5.000%, 12/1/2022~                                 600,000        600,000
                                                                  ----------
                                                                   1,400,000
                                                                  ----------

TOTAL MUNICIPAL SHORT-TERM NOTES
   (Cost $55,070,000)                                             55,070,000
                                                                  ----------
TOTAL INVESTMENT SECURITIES
   AT VALUE 100.00%
   (Cost $239,531,883#)                                          246,526,231
                                                                 ===========

The following abbreviations may be used in portfolio descriptions:
A/FR*                            -Adjustable/Fixed Rate
ACES*                            -Adjustable Convertible Extendable Securities
AR*                              -Adjustable Rate
ATS*                             -Adjustable Tender Securities
DATES*                           -Daily Adjustable Tax-Exempt Securities
FR                               -Fixed Rate
F/FR                             -Floating/Fixed Rate
IDR                              -Industrial Development Revenue
PCR                              -Pollution Control Revenue
RAC                              -Revenue Anticipation Certificates
TEAMS*                           -Tax-Exempt Adjustable Mode Securities
TECP                             -Tax-Exempt Commercial Paper
TRAN                             -Tax & Revenue Anticipation Notes
UPDATES*                         -Unit Price Demand Tax-Exempt Securities
VR*                              -Variable Rate
VRD*                             -Variable Rate Demand


* Rate is subject to change. Rate shown reflects current rate.

~ All securities with a maturity date greater than one year have either a variable rate, demand feature, optional or mandatory put resulting in an effective maturity of one year of less. Rate shown reflects current rate.

# Also represents cost for income tax purposes.

>  Security has been designated as collateral for futures contracts.

^ Security has been designated as collateral for margin account on futures contracts.


Tax-Free Long-Term Bond Fund Futures Contracts open December 31, 1996:

-------------------------------------------------------------------------------
                                           Number of    Market      Unrealized
                                Position   Contracts     Value        Loss
-------------------------------------------------------------------------------
US Treasury Bonds                 Long       300      $33,787,500   $(320,850)
   (Expires March 1997)



See Notes to Financial Statements

INVESCO Tax-Free Income Funds, Inc.
Statement of Assets and Liabilities
December 31, 1996
UNAUDITED
                                            Tax-Free                Tax-Free
                                         Intermediate              Long-Term
                                          Bond Fund                Bond Fund
                                        ---------------------------------------

ASSETS
Investment Securities:
   At Cost                                $5,550,754              $239,531,883
                                        ======================================
   At Value                                5,627,169               246,526,231
Cash                                          57,723                         0
Receivables:
   Fund Shares Sold                              906                   132,177
   Interest                                   90,162                 3,108,316

Prepaid Expenses and Other Assets             55,405                   225,332
                                        --------------------------------------
TOTAL ASSETS                               5,831,365               249,992,056
                                        --------------------------------------
LIABILITIES
Payables:
   Custodian                                       0                   188,055
   Distributions to Shareholders               1,168                   205,441
   Investment Securities Purchased           214,856                 9,571,930
   Fund Shares Repurchased                     1,521                 2,251,534
   Variation Margin on Futures
     Contracts                                     0                   375,000
Accrued Distribution Expenses                  1,087                   590,887
Accrued Expenses and Other Payables              160                    23,467
                                        --------------------------------------
TOTAL LIABILITIES                            218,792                13,206,314
                                        --------------------------------------
Net Assets at Value                        5,612,573               236,785,742
                                        ======================================
NET ASSETS
Paid-in Capital*                           5,671,452               229,017,450
Accumulated Undistributed Net
   Realized Gain (Loss) on
   Investment Securities and
   Futures Contracts                        (135,294)                1,094,794
Net Appreciation of Investment
   Securities and Futures Contracts            76,415                6,673,498
                                        --------------------------------------
Net Assets at Value                         5,612,573              236,785,742
                                        ======================================
Shares Outstanding                            567,854               15,587,856
Net Asset Value, Offering
   and Redemption
   Price per Share                               9.88                    15.19
                                        ======================================

* The Fund has 500 million authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to each individual Fund.

See Notes to Financial Statements

INVESCO Tax-Free Income Funds, Inc.
Statement of Operations
Six Months Ended December 31, 1996
UNAUDITED


                                         Tax-Free                   Tax-Free
                                         Intermediate              Long-Term
                                          Bond Fund                Bond Fund
                                        ---------------------------------------

INVESTMENT INCOME
INTEREST INCOME                           $ 123,225               $   6,623,563
                                        ---------------------------------------
EXPENSES
Investment Advisory Fees                     12,565                     667,210
Distribution Expenses                         6,282                     303,277
Transfer Agent Fees                           7,797                     166,806
Administrative Fees                           5,404                      23,224
Custodian Fees and Expenses                   1,075                      18,332
Directors' Fees and Expenses                  3,675                      11,040
Pricing Expenses                              3,032                       7,547
Professional Fees and Expenses                6,127                      18,274
Registration Fees and Expenses               12,318                      27,011
Reports to Shareholders                         661                      18,710
Other Expenses                                  351                       4,916
                                        ---------------------------------------
   TOTAL EXPENSES                            59,287                   1,266,347
   Fees and Expenses Absorbed
   by Investment Adviser                   (38,109)                   (164,904)
   Fees and Expenses Paid Indirectly        (1,075)                     (9,748)
                                        ---------------------------------------
   NET EXPENSES                              20,103                   1,091,695
                                        ---------------------------------------
NET INVESTMENT INCOME                       103,122                   5,531,868
                                        ---------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
   Investment Securities                      1,801                   2,653,707
   Futures Contracts                              0                 (2,346,111)
                                        ---------------------------------------
   Total Net Realized Gain                    1,801                     307,596
                                        ---------------------------------------
Change in Net Appreciation of:
   Investment Securities                     66,503                   2,595,656
   Futures Contracts                              0                     466,553
                                        ---------------------------------------
   Total Net Appreciaton                     66,503                   3,062,209
                                        ---------------------------------------
NET GAIN ON INVESTMENT SECURITIES            68,304                   3,369,805
                                        ---------------------------------------
Net Increase in Net Assets
   from Operations                          171,426                   8,901,673
                                        =======================================
See Notes to Financial Statements

INVESCO Tax-Free Income Funds, Inc.
Statement of Changes in Net Assets

                                                            Tax-Free                                   Tax-Free
                                                          Intermediate                                Long-Term
                                                           Bond Fund                                  Bond Fund
                                                  ------------------------------            ------------------------------
                                                  Six Months              Year                Six Months             Year
                                                  Ended                   Ended                Ended                Ended
                                                  December 31           June 30              December 31          June 30
                                                  ------------------------------            ------------------------------
                                                    1996                   1996                  1996                1996
                                                  UNAUDITED                                    UNAUDITED

OPERATIONS
Net Investment Income                             $103,122             $237,430               $5,531,868       $12,005,770
Net Realized Gain on Investment Securities
   and Futures Contracts                             1,801                  410                  307,596         4,270,433
Change in Net Appreciation of Investment
   Securities and Futures Contracts                 66,503               24,371                3,062,209         1,464,794
                                                  ------------------------------            ------------------------------
NET INCREASE IN NET
   ASSETS FROM OPERATIONS                          171,426              262,211                8,901,673        17,740,997
                                                  ------------------------------            ------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                             (103,122)           (237,430)              (5,531,868)      (12,005,770)
Net Realized Gain on Investment Securities               0                   0               (3,483,894)       (3,155,247)
                                                  ------------------------------            ------------------------------
TOTAL DISTRIBUTIONS                               (103,122)           (237,430)              (9,015,762)      (15,161,017)
                                                  ------------------------------            ------------------------------
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                     1,768,325          6,425,590               35,984,194       108,499,300
Reinvestment of Distributions                        95,031            217,904                7,117,741        11,902,452
                                                  ------------------------------            ------------------------------
                                                  1,863,356          6,643,494               43,101,935       120,401,752
Amounts Paid for Repurchases of Shares           (1,316,111)        (6,578,315)             (57,092,162)     (126,675,962)
                                                  ------------------------------            ------------------------------







NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS                     547,245             65,179              (13,990,227)       (6,274,210)
                                                  ------------------------------            ------------------------------
Total Increase (Decrease) in Net Assets             615,549             89,960              (14,104,316)       (3,694,230)
NET ASSETS
Beginning of Period                               4,997,024          4,907,064              250,890,058       254,584,288
                                                  ------------------------------            ------------------------------
End of Period                                     5,612,573          4,997,024              236,785,742       250,890,058
                                                  ==============================            ==============================

FUND SHARE TRANSACTIONS
Shares Sold                                         179,423            653,804                2,359,738         7,077,690
Shares Issued from Reinvestment of
   Distributions                                      9,667             22,084                  467,353           770,451
                                                  ------------------------------            ------------------------------
                                                    189,090            675,888                2,827,091         7,848,141
Shares Repurchased                                 (134,052)          (669,109)              (3,746,280)       (8,237,343)
                                                  ------------------------------            ------------------------------
Net Increase (Decrease) in Fund Shares               55,038              6,779                 (919,189)         (389,202)
                                                  ==============================            ==============================

See Notes to Financial Statements

INVESCO Tax-Free Income Funds, Inc.
Notes to Financial Statements
UNAUDITED

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Tax-Free Income Funds, Inc. (the "Fund"), was incorporated in Maryland and presently consists of two separate Funds: Tax-Free Intermediate Bond Fund and Tax-Free Long-Term Bond Fund. The investment objective of each Fund is to seek as high a level of current income exempt from federal income taxes as is consistent with preservation of capital. The Fund is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.
     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION - The Fund values municipal securities (including commitments to purchase such securities on a when-issued basis) on the basis of prices provided by a pricing service approved by the Fund's board of directors which, in determining values, uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Under these procedures, municipal securities are valued based upon market quotations, if available. Non-tax-exempt securities for which market quotations are readily available are valued at market value based upon such quotations.
           If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith by the Fund's board of directors.
           Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

B. FUTURES CONTRACTS - Tax-Free Long-Term Bond Fund may enter into futures contracts for hedging or other non-speculative purposes. Upon entering into a contract, the Tax-Free Long-Term Bond Fund deposits and maintains as collateral such intitial margin as may be required by the exchanges on which the transaction is affected. Pursuant to the contracts, the Tax-Free Long-Term Bond Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Tax-Free Long-Term Bond Fund as variation margin receivable or payable on futures contracts. During the period the futures contracts are open, changes in the value of the contracts are recognized on a daily basis to reflect the market value of the contracts at the end of each day's trading and are recorded as unrealized gain or loss. When the contract is closed, the Tax-Free Long-Term Bond Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Tax-Free Long-Term Bond Fund's use of futures contracts may subject it to certain risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying a futures contract and the asset being hedged, or unexpected adverse price movements, could render the Tax-Free Long-Term Bond Fund's hedging strategy unsuccessful and result in losses. In addition, there can be no assurance that a liquid secondary market will exist for any contract purchased or sold.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date. Interest income, which may be comprised of stated coupon rate, market discount, amortized premium and original issue discount, is recorded on the accrual basis. The Fund amortizes discounts and premiums paid on purchases of securities as adjustments to interest income. Cost is determined on the specific identification basis.

D. FEDERAL AND STATE TAXES - The Fund has complied and continues to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes. At June 30, 1996, Tax-Free Intermediate Bond Fund had $132,440 in net capital loss carryovers which expire in the year 2003.
           Net capital loss carryovers utilized in 1996 by the Tax-Free Intermediate Bond Fund amounted to $4,255.
           Tax-Free Intermediate Bond Fund incurred and elected to defer post-October 31 net capital losses of $4,654 to the year ended June 30, 1997. To the extent future capital gains are offset by capital loss carryovers and deferred post-October 31 losses, such gains will not be distributed to shareholders.
           Dividends   paid  by  the  Fund  from  net   investment   income  and
      distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - All of the Fund's net investment income is distributed to shareholders by dividends declared daily and paid monthly. Reinvestment of dividends is effected at the month-end net asset value. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

F. EXPENSES - Each of the Funds bears expenses incurred specifically on its behalf and, in addition, each Fund bears a portion of general expenses, based on the relative net assets of each Fund.
           Under an agreement between each Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 - INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of each Fund's average net assets as follows:

                                                AVERAGE NET ASSETS
                                     ------------------------------------------
                                       $0 to      $300 Million          Over
                                       $300           to $500           $500
Fund                                  Million        Million           Million
-------------------------------------------------------------------------------
Tax-Free Intermediate
   Bond Fund                          0.50%             0.40%             0.30%
Tax-Free Long-Term Bond Fund          0.55%             0.45%             0.35%

    In accordance with a Sub-Advisory Agreement between IFG and INVESCO Trust Company ("ITC"), a wholly owned subsidiary of IFG, investment decisions of each Fund are made by ITC. Fees for such sub-advisory services are paid by IFG.
    In accordance with an Administrative Agreement, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.015% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.
    IFG receives a transfer agent fee at an annual rate of $26.00 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month.
    A plan of distribution pursuant to Rule 12b-1 of the Act provides for reimbursement of marketing and advertising expenditures to IFG (the "Distributor") to a maximum of 0.25% of average annual net assets. Amounts accrued by the Fund are available to reimburse the Distributor for actual expenditures incurred within a rolling twelve-month period. For the six months ended December 31, 1996, Tax-Free Intermediate Bond and Tax-Free Long-Term Bond Funds paid the Distributor $6,147 and $70,505, respectively, for reimbursement of expenses incurred.
    IFG has voluntarily agreed, in some instances, to absorb certain fees and expenses incurred by the Tax-Free Long-Term Bond Fund. IFG and ITC have voluntarily agreed, in some instances, to absorb certain fees and expenses incurred by Tax-Free Intermediate Bond Fund.
   NOTE 3 - PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended December 31, 1996, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

Fund                                                     Purchases    Sales
-------------------------------------------------------------------------------
Tax-Free Intermediate Bond Fund                     $     722,405  $    261,495
Tax-Free Long-Term Bond Fund                          114,132,863   125,601,988

There were no purchases or sales of U.S. Government securities.

NOTE 4 - APPRECIATION AND DEPRECIATION. At December 31, 1996, the gross appreciation of securities in which there was an excess of value over tax cost, the gross depreciation of securities in which there was an excess of tax cost over value and the resulting net appreciation by Fund were as follows:

                                  Gross             Gross               Net
Fund                           Appreciation      Depreciation      Appreciation
-------------------------------------------------------------------------------
Tax-Free Intermediate
    Bond Fund                       $83,397            $6,982           $76,415
Tax-Free Long-Term Bond Fund      7,300,015           305,667         6,994,348

NOTE 5 - TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG or ITC.
    The Fund has adopted an unfunded deferred compensation plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate equal to 40% of the retainer fee at the time of retirement.
    Pension expenses for the six months ended December 31, 1996, included in Directors' Fees and Expenses in the Statement of Operations, and unfunded accrued pension costs and pension liability included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities were as follows:

                                                Unfunded
                               Pension           Accrued           Pension
Fund                           Expenses     Pension Costs         Liability
-------------------------------------------------------------------------------
Tax-Free Intermediate
    Bond Fund                       $47               $28              $114
Tax-Free Long-Term Bond Fund      2,200            11,324            22,034

NOTE 6 - LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the Net Assets at Value of each respective Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. For the six months ended December 31, 1996, there were no such borrowings.

INVESCO Tax-Free Income Funds, Inc.
Financial Highlights
(For a Fund Share Outstanding Throughout Each Period)

                                                                    Six Months                   Year                    Period
                                                                       Ended                     Ended                    Ended
                                                                   December 31                 June 30                  June 30
                                                                   -----------         ----------------------           -------
                                                                          1996           1996           1995              1994^
                                                                     UNAUDITED
                                                                     Tax-Free Intermediate Bond Fund
PER SHARE DATA
Net Asset Value - Beginning of Period                                $    9.74         $ 9.70         $ 9.52             $10.00
                                                                   -----------         ---------------------             ------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                     0.20           0.43           0.44               0.19
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                                         0.14           0.04           0.18              (0.48)
                                                                   -----------         ---------------------             -------
Total from Investment Operations                                          0.34           0.47           0.62              (0.29)
                                                                   -----------         ---------------------             -------
LESS DISTRIBUTIONS
Dividends from Net Investment Income                                      0.20           0.43           0.44               0.19
                                                                   -----------         ---------------------             -------
Net Asset Value - End of Period                                      $    9.88         $ 9.74         $ 9.70             $ 9.52
                                                                   ===========         =====================             =======
TOTAL RETURN                                                            3.55%*          4.89%          6.67%             (2.93%)*

RATIOS
Net Assets - End of Period ($000 Omitted)                            $  5,613          $4,997         $4,907             $5,083
Ratio of Expenses to Average Net Assets#                               0.43%*@          0.76%@         0.70%               0.70%~
Ratio of Net Investment Income to
   Average Net Assets#                                                 2.07%*           4.40%          4.56%               3.75%~
Portfolio Turnover Rate                                                   5%*             49%            23%                 55%*

^ From December 1, 1993, commencement of operations, to June 30, 1994.

*  Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
representative of a full year.

# Various expenses of the Fund were voluntarily  absorbed by IFG and ITC for the six months ended  December 31, 1996 and for the years ended June 30, 1996,  1995 and  for  the  period  ended  June  30,  1994.  If such  expenses  had not  been voluntarily  absorbed,  ratio of  expenses  to average net asset would have been
1.19% (not annualized),  2.34%, 2.45% and 3.09%  respectively,  and ratio of net investment  income to average net assets would have been 1.31% (not annualized),
2.82%, 2.81% and 1.36%, respectively.

@ Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by the Investment Adviser, which is before any expense offset arrangements.

~ Annualized

INVESCO Tax-Free Income Funds, Inc.
Financial Highlights (Continued)
(For a Fund Share Outstanding Throughout Each Period)

                                                         Six Months
                                                           Ended
                                                         December 31                             Year Ended June 30
                                                         -----------        -------------------------------------------------------
                                                           1996               1996        1995        1994        1993        1992
                                                          UNAUDITED

                                                         Tax-Free Long-Term Bond Fund

PER SHARE DATA
Net Asset Value - Beginning of Period                    $15.20              $15.07      $15.29      $16.35      $15.69      $15.05
                                                         ------             -------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                      0.35                0.73        0.80        0.83        0.87        0.92
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                          0.22                0.32        0.09       (1.00)       1.04        0.95
                                                         ------             -------------------------------------------------------
Total from Investment Operations                           0.57                1.05        0.89       (0.17)       1.91        1.87
                                                         ------             -------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income                       0.35                0.73        0.80        0.83        0.87        0.92
Distributions from Capital Gains                           0.23                0.19        0.31        0.06        0.38        0.31
                                                         ------             -------------------------------------------------------
Total Distributions                                        0.58                0.92        1.11        0.89        1.25        1.23
                                                         ------             -------------------------------------------------------
Net Asset Value - End of Period                           15.19               15.20       15.07       15.29       16.35       15.69
                                                         ======             =======================================================
TOTAL RETURN                                              3.78%*               7.01%       6.16%     (1.16%)      12.57%      12.79%

RATIOS
Net Assets - End of Period
   ($000 Omitted)                                      $236,786             $250,890   $254,584    $282,407     $332,239    $272,382
Ratio of Expenses to Average Net Assets#                  0.46%*@              0.91%@      0.92%       1.00%       1.03%       1.02%
Ratio of Net Investment Income to
   Average Net Assets#                                    2.31%*               4.76%       5.31%       5.14%       5.43%       5.90%
Portfolio Turnover Rate                                     59%*                146%         99%         28%         30%         28%

*  Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
representative of a full year.

# Various  expenses  of the Fund were  voluntarily  absorbed  by IFG for the six months  ended  December 31, 1996 and for the years ended June 30, 1996 and 1995.
If such expenses had not been voluntarily absorbed, ratio of expenses to average
net  assets   would  have  been  0.53%  (not   annualized),   1.04%  and  1.05%,
respectively,  and ratio of net  investment  income to average net assets  would have been 2.24% (not annualized), 4.63% and 5.18%, respectively.

@ Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by the Investment Adviser, which is before any expense offset arrangements.

INVESCO FUNDS

We're easy to stay in touch with:
Investor Services Representatives,
1-800-525-8085
PAL(R), your Personal Account Line,
1-800-424-8085

On the World Wide Web:
http://www.invesco.com

Denver Investors Centers:
Cherry Creek, 155-B Fillmore Street;
Denver Tech Center, 7800 E. Union
Avenue, Lobby Level

INVESCO Funds Group, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus.